Acquisition (Tables)	12 Months Ended
Mar. 04, 2017
Acquisition
Schedule of purchase price allocation

Final purchase price
Cash consideration	$1,882,211
Stock consideration	240,907

Total	$2,123,118

Final purchase price allocation
Cash and cash equivalents	$103,834
Accounts receivable	892,678
Inventories	7,276
Prepaid expenses and other current assets	13,386

Total current assets	1,017,174
Property and equipment	13,196
Intangible assets(1)	646,600
Goodwill	1,639,355
Other assets	7,219

Total assets acquired	3,323,544

Accounts payable	491,672
Reinsurance funds held	381,225
Other current liabilities(2)	215,770

Total current liabilities	1,088,667
Other long term liabilities(3)	111,759

Total liabilities assumed	1,200,426

Net assets acquired	$2,123,118

(1)

Intangible assets are recorded at estimated fair value, as determined by management based on available information which includes a final valuation prepared by an independent third party. The fair values assigned to identifiable intangible assets were determined through the use of the income approach, specifically the relief from royalty and the multi-period excess earnings methods. The major assumptions used in arriving at the estimated identifiable intangible asset values included management’s estimates of future cash flows, discounted at an appropriate rate of return which are based on the weighted average cost of capital for both the Company and other market participants, projected customer attrition rates, as well as applicable royalty rates for comparable assets. The useful lives for intangible assets were determined based upon the remaining useful economic lives of the intangible assets that are expected to contribute directly or indirectly to future cash flows. The estimated fair value of intangible assets and related useful lives as included in the final purchase price allocation include:

	Estimated Fair Value	Estimated Useful Life (In Years)
Customer relationships	$465,000	17
CMS license	57,500	25
Claims adjudication and other developed software	59,000	7
Trademarks	20,100	10
Backlog	11,500	3
Trademarks	33,500	Indefinite

Total	$646,600

(2)

Other current liabilities includes $116,057 due to TPG under the terms of the Agreement, representing the amounts due to EnvisionRx from CMS, less corresponding amounts due to various reinsurance providers under certain reinsurance programs, for CMS activities that relate to the year ended December 31, 2014. This liability was satisfied with a payment to TPG on November 5, 2015.

(3)	Primarily relates to deferred tax liabilities.

Schedule of estimated fair value of intangible assets and related useful lives as included in the final purchase price allocation

	Estimated Fair Value	Estimated Useful Life (In Years)
Customer relationships	$465,000	17
CMS license	57,500	25
Claims adjudication and other developed software	59,000	7
Trademarks	20,100	10
Backlog	11,500	3
Trademarks	33,500	Indefinite

Total	$646,600

Schedule of unaudited pro forma combined financial data

	Year Ended
	March 4, 2017 (53 weeks)	February 27, 2016 (52 weeks)	February 28, 2015 (52 weeks)
	Pro forma	Pro forma	Pro forma
Net revenues as reported	$22,927,540	$20,770,237	$16,558,195
EnvisionRx revenue, prior to the acquisition	—	1,735,635	4,273,016
Less pre-acquisition intercompany revenue	—	(103,363)	(272,530)

Pro forma combined revenues	$22,927,540	$22,402,509	$20,558,681
Net income as reported	$4,053	$165,465	$2,109,173
EnvisionRx net (loss) income before income taxes, prior to the acquisition	—	(45,307)	14,031
Incremental interest expense on the 6.125% Notes issued on April 2, 2015	—	(11,097)	(115,407)
Incremental amortization resulting from fair value adjustments of the identifiable intangible assets	—	(14,297)	(48,586)
Transaction costs incurred by both the Company and EnvisionRx	—	56,194	16,199
Interest expense incurred by EnvisionRx	—	21,984	56,884
Debt extinguishment charges incurred by EnvisionRx	—	31,601	—
Income tax expense relating to pro forma adjustments	—	(15,866)	—

Pro forma net income	$4,053	$188,677	$2,032,294

Net income (loss) from discontinued operations	(27)	63,377	97,327

Pro forma net income from continuing operations	$4,080	$125,300	$1,934,967

Basic income (loss) per share:
Continuing operations	$0.00	$0.12	$1.99
Discontinued operations	0.00	0.06	0.10

Net basic income per share	$0.00	$0.18	$2.09

Diluted income (loss) per share:
Continuing operations	$0.00	$0.12	$1.91
Discontinued operations	0.00	0.06	0.09

Net diluted income per share	$0.00	$0.18	$2.00